Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We recognize the importance of assessing, identifying, and managing material risks associated with cybersecurity threats. We have processes in place to assess, identify, manage, and address material cybersecurity threats and incidents, and management regularly assesses risks from cybersecurity and technology threats and monitors our information systems for potential vulnerabilities and have integrated cybersecurity risk management into our broader risk management framework.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have processes in place to assess, identify, manage, and address material cybersecurity threats and incidents, and management regularly assesses risks from cybersecurity and technology threats and monitors our information systems for potential vulnerabilities and have integrated cybersecurity risk management into our broader risk management framework.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors has overall responsibility for the oversight of risk management, which includes cybersecurity risks. Members of the board of directors receive updates on a regular basis regarding matters of risk management, including cybersecurity, as applicable.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors